UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5628

Name of Registrant:	Vanguard Malvern Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2008

Item 1:	Schedule of Investments

Vanguard Asset Allocation Fund

Schedule of Investments

As of June 30, 2008

		Shares	Market Value ($000)
Common Stocks (78.3%)
Consumer Discretionary (6.4%)
	McDonald's Corp.	945,345	53,147
	The Walt Disney Co.	1,590,549	49,625
	Comcast Corp. Class A	2,469,371	46,844
	Time Warner, Inc.	2,977,078	44,061
	Home Depot, Inc.	1,407,808	32,971
	Target Corp.	649,257	30,184
	News Corp., Class A	1,913,260	28,775
	Lowe's Cos., Inc.	1,217,529	25,264
	NIKE, Inc. Class B	316,403	18,861
*	Amazon.com, Inc.	254,068	18,631
*	Viacom Inc. Class B	538,533	16,447
*	DIRECTV Group, Inc.	592,482	15,351
	Clear Channel Communications, Inc.	412,947	14,536
	Yum! Brands, Inc.	410,121	14,391
	Johnson Controls, Inc.	489,630	14,043
	Staples, Inc.	584,198	13,875
	Omnicom Group Inc.	272,358	12,223
	Carnival Corp.	360,069	11,868
	TJX Cos., Inc.	367,868	11,577
	Best Buy Co., Inc.	291,148	11,529
	CBS Corp.	570,978	11,128
	The McGraw-Hill Cos., Inc.	272,952	10,951
*	Kohl's Corp.	265,861	10,645
*	Starbucks Corp.	611,242	9,621
*,^	Ford Motor Co.	1,833,865	8,821
*	Coach, Inc.	294,195	8,496
	Fortune Brands, Inc.	126,110	7,871
	Harley-Davidson, Inc.	206,039	7,471
	Macy's Inc.	364,465	7,078
	Marriott International, Inc. Class A	263,769	6,921
	J.C. Penney Co., Inc. (Holding Co.)	181,879	6,600
	International Game Technology	261,669	6,537
	The Gap, Inc.	386,399	6,441
	Starwood Hotels & Resorts Worldwide, Inc.	159,226	6,380
*	Bed Bath & Beyond, Inc.	222,235	6,245
	Genuine Parts Co.	139,298	5,527
	H & R Block, Inc.	258,119	5,524
^	General Motors Corp.	467,668	5,378
*	GameStop Corp. Class A	132,053	5,335
	Mattel, Inc.	310,754	5,320
	VF Corp.	73,394	5,224
*	Apollo Group, Inc. Class A	114,439	5,065
	Nordstrom, Inc.	155,964	4,726
	Hasbro, Inc.	126,262	4,510
	Abercrombie & Fitch Co.	71,645	4,491
	Tiffany & Co.	109,992	4,482

*,^	Sears Holdings Corp.	60,521	4,458
	Limited Brands, Inc.	263,791	4,445
*	AutoZone Inc.	36,622	4,432
	Gannett Co., Inc.	189,394	4,104
	Sherwin-Williams Co.	88,729	4,075
	Whirlpool Corp.	61,839	3,817
	Newell Rubbermaid, Inc.	224,936	3,777
	Darden Restaurants Inc.	115,798	3,699
*	Interpublic Group of Cos., Inc.	401,548	3,453
*	The Goodyear Tire & Rubber Co.	189,064	3,371
	Eastman Kodak Co.	229,134	3,306
*	IAC/InterActiveCorp	168,488	3,248
	Black & Decker Corp.	55,007	3,163
*	Expedia, Inc.	168,209	3,092
	Polo Ralph Lauren Corp.	48,927	3,072
	The Stanley Works	63,929	2,866
	Washington Post Co. Class B	4,841	2,841
	Wyndham Worldwide Corp.	156,688	2,806
	E.W. Scripps Co. Class A	67,013	2,784
	Snap-On Inc.	48,919	2,544
*	Office Depot, Inc.	229,753	2,514
	Leggett & Platt, Inc.	147,892	2,480
	D. R. Horton, Inc.	223,127	2,421
	Family Dollar Stores, Inc.	120,074	2,394
	Wendy's International, Inc.	86,936	2,366
	Harman International Industries, Inc.	51,619	2,137
*	Big Lots Inc.	68,078	2,127
^	New York Times Co. Class A	114,298	1,759
	Pulte Homes, Inc.	168,599	1,624
	Lennar Corp. Class A	112,781	1,392
*	AutoNation, Inc.	134,292	1,346
	RadioShack Corp.	105,451	1,294
	Centex Corp.	94,501	1,264
	Jones Apparel Group, Inc.	88,699	1,220
	Liz Claiborne, Inc.	83,913	1,187
	KB Home	64,264	1,088
	Meredith Corp.	34,621	979
^	Dillard's Inc.	49,125	568
			760,504
Consumer Staples (8.4%)
	The Procter & Gamble Co.	2,546,146	154,831
	Wal-Mart Stores, Inc.	1,940,515	109,057
	Philip Morris International Inc.	1,755,038	86,681
	The Coca-Cola Co.	1,663,760	86,482
	PepsiCo, Inc.	1,322,776	84,115
	CVS/Caremark Corp.	1,193,059	47,209
	Anheuser-Busch Cos., Inc.	597,858	37,139
	Kraft Foods Inc.	1,283,622	36,519
	Altria Group, Inc.	1,753,871	36,060
	Colgate-Palmolive Co.	421,449	29,122
	Walgreen Co.	821,209	26,697
	Costco Wholesale Corp.	360,135	25,260

	Kimberly-Clark Corp.	352,446	21,069
	Archer-Daniels-Midland Co.	531,373	17,934
	General Mills, Inc.	283,492	17,228
	The Kroger Co.	562,372	16,236
	Wm. Wrigley Jr. Co.	177,934	13,840
	Sysco Corp.	499,659	13,746
	Avon Products, Inc.	359,184	12,938
	H.J. Heinz Co.	262,342	12,553
	Kellogg Co.	218,658	10,500
	Safeway, Inc.	359,547	10,265
*	Lorillard, Inc.	144,749	10,011
	ConAgra Foods, Inc.	407,086	7,849
	Sara Lee Corp.	604,678	7,407
	UST, Inc.	127,771	6,978
	Reynolds American Inc.	139,447	6,508
	Molson Coors Brewing Co. Class B	116,836	6,348
	Campbell Soup Co.	182,608	6,110
	The Clorox Co.	114,909	5,998
	SuperValu Inc.	166,683	5,149
	Brown-Forman Corp. Class B	67,690	5,115
	The Hershey Co.	141,861	4,650
	The Estee Lauder Cos. Inc. Class A	98,295	4,566
	Coca-Cola Enterprises, Inc.	237,314	4,105
	McCormick & Co., Inc.	105,808	3,773
	Tyson Foods, Inc.	223,444	3,338
*	Constellation Brands, Inc. Class A	166,530	3,307
	The Pepsi Bottling Group, Inc.	113,571	3,171
^	Whole Foods Market, Inc.	113,671	2,693
*	Dean Foods Co.	126,847	2,489
			1,005,046
Energy (12.7%)
	ExxonMobil Corp.	4,411,118	388,752
	Chevron Corp.	1,725,006	171,000
	ConocoPhillips Co.	1,286,379	121,421
	Schlumberger Ltd.	996,762	107,082
	Occidental Petroleum Corp.	684,739	61,531
	Devon Energy Corp.	372,480	44,757
*	Transocean, Inc.	265,636	40,480
	Halliburton Co.	731,042	38,796
	Apache Corp.	278,378	38,695
*	National Oilwell Varco Inc.	346,149	30,710
	Marathon Oil Corp.	588,883	30,545
	Hess Corp.	233,177	29,425
	XTO Energy, Inc.	426,628	29,228
	Anadarko Petroleum Corp.	386,398	28,918
*	Weatherford International Ltd.	567,180	28,127
	EOG Resources, Inc.	206,507	27,094
	Chesapeake Energy Corp.	401,007	26,451
	Baker Hughes, Inc.	257,556	22,495
	Peabody Energy Corp.	226,563	19,949
	Williams Cos., Inc.	486,993	19,631
	Valero Energy Corp.	446,966	18,406

	CONSOL Energy, Inc.	149,812	16,834
	Murphy Oil Corp.	158,613	15,552
	Spectra Energy Corp.	515,591	14,818
	Noble Corp.	221,822	14,410
	Noble Energy, Inc.	140,835	14,162
	Smith International, Inc.	163,461	13,590
*	Southwestern Energy Co.	285,092	13,573
	El Paso Corp.	586,337	12,747
*	Nabors Industries, Inc.	238,044	11,719
*	Cameron International Corp.	181,584	10,051
	ENSCO International, Inc.	120,738	9,748
	Range Resources Corp.	123,891	8,120
	BJ Services Co.	245,339	7,836
	Massey Energy Co.	67,130	6,294
	Cabot Oil & Gas Corp.	81,499	5,520
	Rowan Cos., Inc.	94,011	4,395
	Sunoco, Inc.	97,600	3,971
	Tesoro Corp.	112,602	2,226
			1,509,059
Financials (11.1%)
	JPMorgan Chase & Co.	2,879,718	98,803
	Bank of America Corp.	3,697,898	88,269
	Citigroup, Inc.	4,540,353	76,096
	Wells Fargo & Co.	2,753,139	65,387
	American International Group, Inc.	2,240,611	59,287
	The Goldman Sachs Group, Inc.	328,760	57,500
	U.S. Bancorp	1,453,119	40,527
	American Express Co.	962,375	36,253
	Bank of New York Mellon Corp.	953,997	36,090
	Morgan Stanley	922,433	33,272
	MetLife, Inc.	592,220	31,251
	Wachovia Corp.	1,784,712	27,717
	Merrill Lynch & Co., Inc.	811,334	25,727
	AFLAC Inc.	396,892	24,925
	State Street Corp.	352,067	22,529
	Prudential Financial, Inc.	371,269	22,180
	The Travelers Cos., Inc.	504,314	21,887
	The Allstate Corp.	466,516	21,268
	CME Group, Inc.	45,513	17,440
	Fannie Mae	882,395	17,216
	The Hartford Financial Services Group Inc.	262,550	16,953
	Simon Property Group, Inc. REIT	184,629	16,596
	PNC Financial Services Group	288,733	16,487
	Charles Schwab Corp.	777,141	15,962
	The Chubb Corp.	312,258	15,304
	ACE Ltd.	271,912	14,980
	Loews Corp.	301,955	14,162
	T. Rowe Price Group Inc.	217,405	12,277
	Franklin Resources Corp.	130,912	11,998
	ProLogis REIT	218,858	11,895
	Capital One Financial Corp.	311,924	11,856
	Marsh & McLennan Cos., Inc.	437,549	11,617

	Aon Corp.	252,534	11,601
	Lehman Brothers Holdings, Inc.	581,598	11,521
	NYSE Euronext	217,270	11,007
	Northern Trust Corp.	157,797	10,820
	Progressive Corp. of Ohio	564,698	10,571
	SunTrust Banks, Inc.	291,325	10,552
	BB&T Corp.	456,162	10,387
	Lincoln National Corp.	221,177	10,024
	Vornado Realty Trust REIT	110,553	9,729
	The Principal Financial Group, Inc.	218,048	9,151
	Boston Properties, Inc. REIT	98,718	8,906
	Freddie Mac	541,090	8,874
	Equity Residential REIT	225,420	8,627
	Public Storage, Inc. REIT	102,384	8,272
	Ameriprise Financial, Inc.	191,148	7,774
	General Growth Properties Inc. REIT	218,688	7,661
*	SLM Corp.	389,630	7,539
	Kimco Realty Corp. REIT	207,879	7,176
	Hudson City Bancorp, Inc.	422,835	7,053
	Leucadia National Corp.	147,396	6,919
*	IntercontinentalExchange Inc.	57,076	6,507
	Regions Financial Corp.	589,232	6,428
	Genworth Financial Inc.	358,735	6,389
	Moody's Corp.	183,485	6,319
	HCP, Inc. REIT	195,915	6,232
	Unum Group	295,306	6,039
	Plum Creek Timber Co. Inc. REIT	139,644	5,964
	Host Hotels & Resorts Inc. REIT	422,460	5,767
	Avalonbay Communities, Inc. REIT	64,164	5,721
	Assurant, Inc.	81,477	5,374
	Safeco Corp.	78,391	5,265
	Discover Financial Services	396,194	5,218
	Legg Mason Inc.	117,700	5,128
	Torchmark Corp.	78,221	4,588
	Fifth Third Bancorp	449,594	4,577
	KeyCorp	404,821	4,445
	Washington Mutual, Inc.	882,948	4,353
	M & T Bank Corp.	61,695	4,352
^	American Capital Strategies, Ltd.	169,213	4,022
	Developers Diversified Realty Corp. REIT	105,068	3,647
	Cincinnati Financial Corp.	134,569	3,418
	Janus Capital Group Inc.	128,646	3,405
	Marshall & Ilsley Corp.	220,287	3,377
	Comerica, Inc.	126,388	3,239
	XL Capital Ltd. Class A	151,709	3,119
^	National City Corp.	634,752	3,028
	Sovereign Bancorp, Inc.	399,456	2,940
*	CB Richard Ellis Group, Inc.	151,363	2,906
	Apartment Investment & Management Co. Class A REIT	79,075	2,693
	Zions Bancorp	84,934	2,675
	Federated Investors, Inc.	72,072	2,481
	Countrywide Financial Corp.	502,722	2,137

	Huntington Bancshares Inc.	310,921	1,794
	CIT Group Inc.	235,599	1,604
	First Horizon National Corp.	149,889	1,114
*,^	E*TRADE Financial Corp.	340,521	1,069
^	MBIA, Inc.	175,505	770
	MGIC Investment Corp.	67,974	415
			1,326,394
Health Care (9.3%)
	Johnson & Johnson	2,350,332	151,220
	Pfizer Inc.	5,628,127	98,323
	Abbott Laboratories	1,286,737	68,158
	Merck & Co., Inc.	1,807,370	68,120
	Wyeth	1,116,661	53,555
	Medtronic, Inc.	934,854	48,379
*	Amgen, Inc.	903,662	42,617
*	Gilead Sciences, Inc.	776,530	41,117
	Eli Lilly & Co.	826,946	38,172
	Baxter International, Inc.	526,055	33,636
	Bristol-Myers Squibb Co.	1,637,659	33,621
	UnitedHealth Group Inc.	1,024,722	26,899
	Schering-Plough Corp.	1,344,832	26,480
*	Celgene Corp.	364,448	23,277
*	WellPoint Inc.	438,824	20,914
*	Medco Health Solutions, Inc.	422,546	19,944
	Covidien Ltd.	412,320	19,746
*	Thermo Fisher Scientific, Inc.	351,629	19,596
	Aetna Inc.	415,153	16,826
	Becton, Dickinson & Co.	199,404	16,212
*	Genzyme Corp.	218,693	15,750
	Cardinal Health, Inc.	299,338	15,440
*	Biogen Idec Inc.	245,056	13,696
*	Boston Scientific Corp.	1,097,834	13,492
*	Express Scripts Inc.	214,095	13,428
	Allergan, Inc.	255,027	13,274
*	Zimmer Holdings, Inc.	194,058	13,206
	McKesson Corp.	231,247	12,929
	Stryker Corp.	201,213	12,652
*	St. Jude Medical, Inc.	286,823	11,725
*	Forest Laboratories, Inc.	257,618	8,950
*	Intuitive Surgical, Inc.	32,179	8,669
	CIGNA Corp.	236,062	8,354
	C.R. Bard, Inc.	82,567	7,262
*	Laboratory Corp. of America Holdings	97,878	6,815
	Quest Diagnostics, Inc.	129,974	6,300
	AmerisourceBergen Corp.	147,287	5,890
*	Humana Inc.	139,793	5,560
*	Waters Corp.	85,638	5,524
*	Varian Medical Systems, Inc.	104,169	5,401
*	Hospira, Inc.	126,806	5,086
	Applera Corp.-Applied Biosystems Group	143,450	4,803
	IMS Health, Inc.	169,550	3,951
*	Coventry Health Care Inc.	127,094	3,866

*	Barr Pharmaceuticals Inc.	83,689	3,773
*	Patterson Cos.	108,854	3,199
^	Mylan Inc.	254,166	3,068
*	Millipore Corp.	44,232	3,002
	PerkinElmer, Inc.	103,197	2,874
*	Watson Pharmaceuticals, Inc.	80,584	2,189
*	King Pharmaceuticals, Inc.	203,021	2,126
*	Tenet Healthcare Corp.	352,444	1,960
			1,111,026
Industrials (8.7%)
	General Electric Co.	8,312,488	221,860
	United Parcel Service, Inc.	851,380	52,334
	United Technologies Corp.	817,057	50,412
	The Boeing Co.	626,701	41,187
	3M Co.	589,088	40,995
	Caterpillar, Inc.	512,709	37,848
	Union Pacific Corp.	435,888	32,910
	Emerson Electric Co.	656,844	32,481
	Honeywell International Inc.	619,655	31,156
	Lockheed Martin Corp.	285,380	28,156
	General Dynamics Corp.	332,336	27,983
	Deere & Co.	362,974	26,181
	Burlington Northern Santa Fe Corp.	244,517	24,425
	CSX Corp.	337,208	21,180
	FedEx Corp.	256,069	20,176
	Raytheon Co.	354,941	19,976
	Norfolk Southern Corp.	313,275	19,633
	Northrop Grumman Corp.	284,041	19,002
	Danaher Corp.	210,936	16,305
	Tyco International, Ltd.	405,988	16,256
	Illinois Tool Works, Inc.	336,603	15,992
	Waste Management, Inc.	414,111	15,616
	Fluor Corp.	72,793	13,545
	PACCAR, Inc.	308,186	12,891
	Eaton Corp.	136,974	11,639
	Cummins Inc.	170,492	11,171
	Precision Castparts Corp.	114,326	11,018
	Parker Hannifin Corp.	141,613	10,100
	Ingersoll-Rand Co.	260,512	9,751
	Textron, Inc.	203,238	9,741
	ITT Industries, Inc.	149,792	9,486
	L-3 Communications Holdings, Inc.	103,010	9,361
	Southwest Airlines Co.	624,135	8,139
	Dover Corp.	164,975	7,980
*	Jacobs Engineering Group Inc.	98,706	7,966
	C.H. Robinson Worldwide Inc.	144,033	7,899
	Expeditors International of Washington, Inc.	175,306	7,538
	Rockwell Collins, Inc.	138,223	6,629
	Pitney Bowes, Inc.	180,473	6,154
	Cooper Industries, Inc. Class A	152,341	6,017
	Rockwell Automation, Inc.	124,819	5,458
	R.R. Donnelley & Sons Co.	177,565	5,272

	Masco Corp.	312,104	4,909
	Goodrich Corp.	99,493	4,722
	W.W. Grainger, Inc.	57,244	4,683
*	Terex Corp.	80,820	4,152
	Equifax, Inc.	117,279	3,943
	Pall Corp.	97,056	3,851
	Avery Dennison Corp.	85,261	3,745
*	Allied Waste Industries, Inc.	281,213	3,549
	The Manitowoc Co., Inc.	104,048	3,385
	Ryder System, Inc.	47,078	3,243
	Robert Half International, Inc.	132,055	3,165
	Cintas Corp.	109,034	2,890
*	Monster Worldwide Inc.	102,047	2,103
			1,038,159
Information Technology (12.9%)
	Microsoft Corp.	6,686,713	183,952
	International Business Machines Corp.	1,145,462	135,772
*	Apple Inc.	735,261	123,112
*	Cisco Systems, Inc.	4,926,468	114,590
	Intel Corp.	4,777,071	102,612
*	Google Inc.	193,842	102,042
	Hewlett-Packard Co.	2,052,217	90,729
*	Oracle Corp.	3,311,594	69,543
	QUALCOMM Inc.	1,351,371	59,960
*	Dell Inc.	1,685,441	36,877
	Texas Instruments, Inc.	1,104,081	31,091
	Corning, Inc.	1,304,525	30,069
*	eBay Inc.	932,530	25,486
*	EMC Corp.	1,733,323	25,463
*	Yahoo! Inc.	1,147,428	23,706
	Applied Materials, Inc.	1,126,802	21,511
	Automatic Data Processing, Inc.	436,549	18,291
*	Adobe Systems, Inc.	443,533	17,471
	Western Union Co.	636,034	15,723
	Tyco Electronics Ltd.	410,134	14,691
*	Symantec Corp.	728,597	14,098
	Motorola, Inc.	1,879,483	13,795
*	MEMC Electronic Materials, Inc.	186,924	11,503
*	Electronic Arts Inc.	257,060	11,421
*	Agilent Technologies, Inc.	300,325	10,674
	Xerox Corp.	774,851	10,507
*	Broadcom Corp.	378,995	10,343
	Electronic Data Systems Corp.	418,125	10,303
*	Juniper Networks, Inc.	438,189	9,719
	Paychex, Inc.	275,137	8,606
*	NVIDIA Corp.	445,557	8,341
	Analog Devices, Inc.	246,537	7,833
*	Intuit, Inc.	282,860	7,798
	CA, Inc.	334,985	7,735
*	Cognizant Technology Solutions Corp.	236,159	7,678
*	Sun Microsystems, Inc.	684,467	7,447
*	Fiserv, Inc.	145,146	6,585

*	NetApp, Inc.	293,257	6,352
*	Autodesk, Inc.	187,665	6,345
	KLA-Tencor Corp.	153,081	6,232
*	VeriSign, Inc.	162,382	6,138
	Linear Technology Corp.	188,141	6,128
	Xilinx, Inc.	238,338	6,018
*	BMC Software, Inc.	165,242	5,949
*	Computer Sciences Corp.	126,048	5,904
	Microchip Technology, Inc.	173,870	5,310
	Altera Corp.	250,022	5,175
	Fidelity National Information Services, Inc.	137,147	5,062
*	Affiliated Computer Services, Inc. Class A	91,615	4,901
*	Akamai Technologies, Inc.	134,561	4,681
*	Citrix Systems, Inc.	154,293	4,538
	National Semiconductor Corp.	197,533	4,057
*	Micron Technology, Inc.	599,703	3,598
*	SanDisk Corp.	183,959	3,440
	Total System Services, Inc.	153,235	3,405
*	Teradata Corp.	141,255	3,269
*	LSI Corp.	531,623	3,264
	Molex, Inc.	113,597	2,773
*	Lexmark International, Inc.	77,777	2,600
*	Advanced Micro Devices, Inc.	443,604	2,586
	Jabil Circuit, Inc.	154,917	2,542
*	Compuware Corp.	218,217	2,082
*	Novellus Systems, Inc.	96,512	2,045
*	JDS Uniphase Corp.	161,708	1,837
*	QLogic Corp.	125,206	1,827
*	Teradyne, Inc.	153,662	1,701
*	Convergys Corp.	112,062	1,665
*	Novell, Inc.	275,590	1,623
*	Tellabs, Inc.	343,968	1,599
*	Ciena Corp.	64,968	1,505
*	Unisys Corp.	273,899	1,082
*	Nortel Networks Corp.	23,774	195
			1,534,505
Materials (3.1%)
	Monsanto Co.	458,120	57,925
	Freeport-McMoRan Copper & Gold, Inc. Class B	319,992	37,500
	E.I. du Pont de Nemours & Co.	745,889	31,991
	Dow Chemical Co.	785,184	27,411
	Praxair, Inc.	261,405	24,635
	Alcoa Inc.	680,811	24,250
	Newmont Mining Corp. (Holding Co.)	374,472	19,532
	Nucor Corp.	261,405	19,519
	United States Steel Corp.	97,363	17,991
	Air Products & Chemicals, Inc.	179,124	17,708
	Weyerhaeuser Co.	178,398	9,123
	International Paper Co.	359,214	8,370
	PPG Industries, Inc.	131,837	7,563
	Ecolab, Inc.	144,830	6,226
	Sigma-Aldrich Corp.	105,416	5,678

	AK Steel Holding Corp.	78,615	5,424
^	Vulcan Materials Co.	86,192	5,153
	Allegheny Technologies Inc.	81,556	4,835
	Rohm & Haas Co.	103,963	4,828
	Eastman Chemical Co.	69,701	4,800
	Ball Corp.	79,071	3,775
	MeadWestvaco Corp.	148,525	3,541
	International Flavors & Fragrances, Inc.	66,135	2,583
	Sealed Air Corp.	126,684	2,408
	Ashland, Inc.	49,689	2,395
*	Pactiv Corp.	107,997	2,293
	Bemis Co., Inc.	87,237	1,956
	Hercules, Inc.	83,670	1,416
	Titanium Metals Corp.	72,106	1,009
			361,838
Telecommunication Services (2.6%)
	AT&T Inc.	4,954,710	166,924
	Verizon Communications Inc.	2,389,903	84,603
	Sprint Nextel Corp.	2,363,625	22,454
*	American Tower Corp. Class A	341,040	14,409
	Embarq Corp.	126,534	5,981
	Qwest Communications International Inc.	1,300,682	5,112
	Windstream Corp.	385,633	4,759
	CenturyTel, Inc.	100,184	3,565
	Citizens Communications Co.	295,406	3,350
			311,157
Utilities (3.1%)
	Exelon Corp.	552,777	49,728
	Dominion Resources, Inc.	480,565	22,822
	Southern Co.	639,296	22,324
	FPL Group, Inc.	335,727	22,017
	FirstEnergy Corp.	252,904	20,821
	Entergy Corp.	161,262	19,429
	Public Service Enterprise Group, Inc.	418,551	19,224
	Duke Energy Corp.	1,041,526	18,102
	PPL Corp.	314,056	16,416
	Edison International	270,203	13,883
	American Electric Power Co., Inc.	329,027	13,237
	Sempra Energy	218,961	12,360
	Constellation Energy Group, Inc.	149,171	12,247
	PG&E Corp.	293,048	11,631
*	AES Corp.	555,252	10,666
	Questar Corp.	140,840	10,005
	Progress Energy, Inc.	210,226	8,794
	Consolidated Edison Inc.	220,618	8,624
	Ameren Corp.	167,847	7,088
	Allegheny Energy, Inc.	137,727	6,901
	Xcel Energy, Inc.	341,539	6,855
	DTE Energy Co.	145,198	6,162
	CenterPoint Energy Inc.	264,033	4,238
	Pepco Holdings, Inc.	160,026	4,105
	NiSource, Inc.	224,485	4,023

	TECO Energy, Inc.			158,784	3,412
*	Dynegy, Inc.			379,383	3,244
	Integrys Energy Group, Inc.			57,303	2,913
	CMS Energy Corp.			183,404	2,733
	Pinnacle West Capital Corp.			81,090	2,495
	Nicor Inc.			33,136	1,411
					367,910
Total Common Stocks (Cost $6,487,134)					9,325,598
Temporary Cash Investments (23.7%)
Money Market Fund (18.3%)
[2]	Vanguard Market Liquidity Fund, 2.405%			2,182,381,132	2,182,381
	Coupon	Maturity Date		Face Amount ($000)	Market Value ($000)
Commercial Paper (4.1%)
	Dexia Delaware LLC CP	2.627%	9/4/08	50,000	49,754
	Nordea North America Inc. CP	2.536%	9/9/08	25,000	24,865
	Societe Generale N.A. Inc. CP	2.770%	9/9/08	25,000	24,866
	Societe Generale N.A. Inc. CP	2.861%	9/12/08	32,000	31,809
	ING (U.S.) Funding LLC CP	2.669%	9/15/08	14,000	13,918
	Bank of America Corp. CP	2.708%-2.719%	9/15/08	50,000	49,703
	CBA (Delaware) Finance Inc. CP	2.719%	9/15/08	42,500	42,251
	Bank of Scotland PLC CP	2.810%	9/15/08	50,000	49,703
	UBS Finance (Delaware), LLC CP	2.871%	9/15/08	50,000	49,706
	Royal Bank of Scotland Group PLC CP	2.740%	9/16/08	50,000	49,702
	Citigroup Funding Inc. CP	2.871%	9/16/08	50,000	49,702
	Santander Central Hispano Finance (Delaware), Inc. CP	2.770%	9/17/08	50,000	49,694
					485,673
U.S. Government and Agency Obligations (1.3%)
[1]	U.S. Treasury Bill	1.707%-1.970%	9/18/08	161,380	160,744
Total Temporary Cash Investments (Cost $2,828,800)					2,828,798
Total Investments (102.0%) (Cost $9,315,934)					12,154,396
Other Assets and Liabilities--Net (-2.0%)					(236,031)
Net Assets (100%)					11,918,365

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Securities with a value of $61,138,000 have been segregated as initial margin for open futures contracts.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
CP—Commercial Paper.
REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At June 30, 2008, the cost of investment securities for tax purposes was $9,315,934,000. Net unrealized appreciation of investment securities for tax purposes was $2,838,462,000, consisting of unrealized gains of $3,527,753,000 on securities that had risen in value since their purchase and $689,291,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 101.4% and 0.4%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At June 30, 2008, the aggregate settlement value of open futures contracts expiring in September 2008 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short Contracts)	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index	40,137	2,570,975	(189,206)
S&P 500 Index	666	213,303	(16,092)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard U.S. Value Fund

Schedule of Investments

As of June 30, 2008

		Shares	Market Value ($000)
Common Stocks (96.8%)
Consumer Discretionary (6.0%)
	Time Warner, Inc.	718,400	10,632
	CBS Corp.	347,900	6,781
	The Walt Disney Co.	113,000	3,526
*	Big Lots Inc.	108,890	3,402
	McDonald's Corp.	49,600	2,788
*	Rent-A-Center, Inc.	80,800	1,662
	Lowe's Cos., Inc.	59,500	1,235
	Home Depot, Inc.	47,900	1,122
	Comcast Corp. Class A	54,600	1,036
*	TRW Automotive Holdings Corp.	51,600	953
	News Corp., Class A	63,300	952
*	Exide Technologies	56,200	942
	VF Corp.	10,900	776
	The Gap, Inc.	43,300	722
	Bob Evans Farms, Inc.	24,145	691
*	Helen of Troy Ltd.	38,930	628
*	Perry Ellis International Corp.	28,400	603
	Black & Decker Corp.	10,200	587
*	Expedia, Inc.	31,800	584
	Service Corp. International	56,000	552
*	NVR, Inc.	1,100	550
	Limited Brands, Inc.	31,100	524
	Omnicom Group Inc.	11,300	507
	Autoliv, Inc.	10,800	503
	Barnes & Noble, Inc.	20,100	499
	Gannett Co., Inc.	22,700	492
	Furniture Brands International Inc.	36,400	486
*	Lear Corp.	33,400	474
*	JAKKS Pacific, Inc.	21,000	459
	Entercom Communications Corp.	55,300	388
*	Lin TV Corp.	59,600	355
	RadioShack Corp.	28,780	353
*	CEC Entertainment Inc.	12,200	342
	CBRL Group, Inc.	13,883	340
	Target Corp.	7,000	325
	Asbury Automotive Group, Inc.	19,900	256
	Sinclair Broadcast Group, Inc.	31,874	242
	Fred's, Inc.	21,200	238
	The McGraw-Hill Cos., Inc.	5,800	233
*	Stoneridge, Inc.	13,300	227
*	AutoZone Inc.	1,700	206
	ArvinMeritor, Inc.	14,800	185
	Carnival Corp.	4,000	132
*	Bluegreen Corp.	19,700	119
	Standard Motor Products, Inc.	14,300	117
*,^	Conn's, Inc.	7,240	116
	Books-a-Million Inc.	13,500	103
*	Tuesday Morning Corp.	24,950	102
	Brown Shoe Co., Inc.	7,500	102
*	Jo-Ann Stores, Inc.	4,330	100
	Systemax Inc.	4,300	76
	Lithia Motors, Inc.	12,500	61
	CSS Industries, Inc.	2,340	57
	Jackson Hewitt Tax Service Inc.	4,570	56
	Penske Automotive Group Inc.	2,800	41
	Bon-Ton Stores, Inc.	6,200	32
	Sonic Automotive, Inc.	2,350	30
	Clear Channel Communications, Inc.	800	28
	Steven Madden, Ltd.	1,400	26
	AH Belo Corp.	3,100	18
*	Hot Topic, Inc.	2,120	11
*	Town Sports International Holdings, Inc.	1,200	11
	Regis Corp.	160	4
	Group 1 Automotive, Inc.	100	2
*	G-III Apparel Group, Ltd.	50	1
			49,703
Consumer Staples (4.9%)
	The Procter & Gamble Co.	173,660	10,560
	Kraft Foods Inc.	119,496	3,400
	Altria Group, Inc.	140,560	2,890

	Wal-Mart Stores, Inc.	47,500	2,669
	The Coca-Cola Co.	50,800	2,641
	Philip Morris International Inc.	47,785	2,360
	Archer-Daniels-Midland Co.	57,600	1,944
	CVS/Caremark Corp.	45,231	1,790
*	Fresh Del Monte Produce Inc.	43,500	1,025
	Bunge Ltd.	8,700	937
^	Cal-Maine Foods, Inc.	28,000	924
	The Kroger Co.	29,300	846
	Reynolds American Inc.	17,500	817
	Molson Coors Brewing Co. Class B	14,700	799
	SuperValu Inc.	23,925	739
	Corn Products International, Inc.	14,575	716
*	Dr. Pepper Snapple Group, Inc.	30,100	631
*	Constellation Brands, Inc. Class A	30,300	602
	The Pepsi Bottling Group, Inc.	19,700	550
	Alberto-Culver Co.	16,200	426
	Anheuser-Busch Cos., Inc.	6,700	416
	The Andersons, Inc.	9,780	398
*	Winn-Dixie Stores, Inc.	23,490	376
*	Chiquita Brands International, Inc.	20,070	304
*	Elizabeth Arden, Inc.	18,300	278
	Kimberly-Clark Corp.	4,500	269
	Avon Products, Inc.	6,750	243
	Campbell Soup Co.	6,300	211
	General Mills, Inc.	2,900	176
	Universal Corp. (VA)	3,600	163
*	Ralcorp Holdings, Inc.	2,200	109
	Village Super Market Inc. Class A	2,700	104
	Diamond Foods, Inc.	3,240	75
	Longs Drug Stores, Inc.	1,600	67
	Ingles Markets, Inc.	1,800	42
	Sara Lee Corp.	2,310	28
			40,525
Energy (24.6%)
	ExxonMobil Corp.	478,700	42,188
	ConocoPhillips Co.	323,490	30,534
	Chevron Corp.	251,630	24,944
	Apache Corp.	117,400	16,319
	Anadarko Petroleum Corp.	213,084	15,947
	Chesapeake Energy Corp.	210,200	13,865
	Cimarex Energy Co.	70,600	4,919
	Helmerich & Payne, Inc.	66,600	4,797
	Devon Energy Corp.	34,000	4,085
	Occidental Petroleum Corp.	42,800	3,846
	El Paso Corp.	147,170	3,199
	Murphy Oil Corp.	29,736	2,916
	Marathon Oil Corp.	52,000	2,697
*	Oil States International, Inc.	38,050	2,414
*	Pride International, Inc.	48,700	2,303
*	Swift Energy Co.	32,700	2,160
	ENSCO International, Inc.	24,383	1,969
	EOG Resources, Inc.	14,600	1,916
*	Encore Acquisition Co.	24,020	1,806
*	SEACOR Holdings Inc.	18,600	1,665
	Hess Corp.	13,100	1,653
*	Stone Energy Corp.	20,520	1,352
	Overseas Shipholding Group Inc.	14,463	1,150
*	Unit Corp.	13,660	1,133
	Noble Energy, Inc.	11,000	1,106
	Rowan Cos., Inc.	23,600	1,103
	Tidewater Inc.	14,400	936
	Pioneer Natural Resources Co.	11,600	908
	XTO Energy, Inc.	11,800	808
*	Hornbeck Offshore Services, Inc.	12,788	723
*	Forest Oil Corp.	9,300	693
*	Mariner Energy Inc.	17,280	639
*	Newfield Exploration Co.	9,300	607
*	Plains Exploration & Production Co.	7,140	521
	Berry Petroleum Class A	8,800	518

*	Nabors Industries, Inc.	10,400	512
	Valero Energy Corp.	11,800	486
*	McMoRan Exploration Co.	17,500	482
*	Callon Petroleum Co.	15,937	436
*	Vaalco Energy, Inc.	45,280	384
*	Trico Marine Services, Inc.	10,299	375
*	Gulfmark Offshore, Inc.	6,240	363
*	Parker Drilling Co.	20,600	206
*	Allis-Chalmers Energy Inc.	9,394	167
	W&T Offshore, Inc.	2,800	164
*	Clayton Williams Energy, Inc.	1,428	157
*	Helix Energy Solutions Group, Inc.	2,910	121
	Spectra Energy Corp.	2,500	72
*	T-3 Energy Services, Inc.	400	32
*	Rosetta Resources, Inc.	540	15
			202,311
Financials (19.8%)
	JPMorgan Chase & Co.	607,987	20,860
	Wells Fargo & Co.	459,285	10,908
	Loews Corp.	222,000	10,412
	The Goldman Sachs Group, Inc.	55,400	9,689
	Bank of America Corp.	383,559	9,156
	U.S. Bancorp	322,100	8,983
	The Allstate Corp.	166,624	7,596
	Citigroup, Inc.	446,500	7,483
	American International Group, Inc.	175,880	4,654
	Unum Group	226,489	4,632
	Morgan Stanley	88,639	3,197
	Bank of New York Mellon Corp.	73,480	2,780
	Wachovia Corp.	168,310	2,614
	The Travelers Cos., Inc.	58,900	2,556
	Regions Financial Corp.	205,440	2,241
	Platinum Underwriters Holdings, Ltd.	62,430	2,036
	Aspen Insurance Holdings Ltd.	75,545	1,788
	Hospitality Properties Trust REIT	69,765	1,706
	PartnerRe Ltd.	24,400	1,687
	Huntington Bancshares Inc.	267,013	1,541
	American Financial Group, Inc.	55,610	1,488
	National Retail Properties REIT	67,600	1,413
	iStar Financial Inc. REIT	98,250	1,298
	CNA Financial Corp.	48,700	1,225
	The Chubb Corp.	24,300	1,191
	ACE Ltd.	21,200	1,168
	Montpelier Re Holdings Ltd.	77,930	1,149
	HRPT Properties Trust REIT	153,400	1,039
	MetLife, Inc.	19,580	1,033
	The Hartford Financial Services Group Inc.	15,000	969
	BB&T Corp.	39,700	904
	State Street Corp.	13,600	870
	Ameriprise Financial, Inc.	21,000	854
	CBL & Associates Properties, Inc. REIT	36,300	829
	Merrill Lynch & Co., Inc.	26,100	828
	New York Community Bancorp, Inc.	42,600	760
	Colonial Properties Trust REIT	37,100	743
	ProLogis REIT	13,400	728
	Discover Financial Services	52,600	693
	SunTrust Banks, Inc.	18,700	677
	Axis Capital Holdings Ltd.	22,700	677
*	Arch Capital Group Ltd.	10,030	665
	Prudential Financial, Inc.	10,626	635
	RenaissanceRe Holdings Ltd.	14,200	634
	Capital One Financial Corp.	16,600	631
	Northern Trust Corp.	9,000	617

*	Knight Capital Group, Inc. Class A	34,100	613
	Allied World Assurance Holdings, Ltd.	15,200	602
	Invesco, Ltd.	24,900	597
	Cullen/Frost Bankers, Inc.	11,900	593
	Bank of Hawaii Corp.	12,400	593
	Sunstone Hotel Investors, Inc. REIT	35,581	591
	City Holding Co.	14,200	579
	Pacific Capital Bancorp	40,888	563
	IPC Holdings Ltd.	20,900	555
	Raymond James Financial, Inc.	20,600	544
	Associated Banc-Corp.	28,000	540
*	Interactive Brokers Group, Inc.	16,700	537
	FirstMerit Corp.	31,600	515
	HCP, Inc. REIT	16,100	512
	Fannie Mae	25,700	501
*	Amerisafe Inc.	31,430	501
	First Community Bancshares, Inc.	17,500	494
	Host Hotels & Resorts Inc. REIT	36,000	491
	Medical Properties Trust Inc. REIT	47,810	484
*	PMA Capital Corp. Class A	51,800	477
	PNC Financial Services Group	8,000	457
	International Bancshares Corp.	20,600	440
	Douglas Emmett, Inc. REIT	16,200	356
	Ashford Hospitality Trust REIT	76,820	355
	Everest Re Group, Ltd.	4,220	336
	Nationwide Health Properties, Inc. REIT	10,600	334
	Alexandria Real Estate Equities, Inc. REIT	3,300	321
	Senior Housing Properties Trust REIT	16,400	320
	Weingarten Realty Investors REIT	10,300	312
	Annaly Mortgage Management Inc. REIT	19,900	309
	Presidential Life Corp.	19,660	303
	Highwood Properties, Inc. REIT	9,200	289
	Healthcare Realty Trust Inc. REIT	12,100	288
	Extra Space Storage Inc. REIT	18,100	278
	First Industrial Realty Trust REIT	10,000	275
	Home Properties, Inc. REIT	5,700	274
	Sovran Self Storage, Inc. REIT	6,300	262
	EastGroup Properties, Inc. REIT	6,100	262
	Oriental Financial Group Inc.	18,100	258
	Washington REIT	8,500	255
	Equity One, Inc. REIT	12,400	255
	Parkway Properties Inc. REIT	7,500	253
	The St. Joe Co.	7,300	251
*	Seabright Insurance Holdings, Inc.	17,300	251
	Saul Centers, Inc. REIT	5,100	240
*	Crawford & Co. Class B	25,363	203
	Mission West Properties Inc. REIT	17,198	188
	Lehman Brothers Holdings, Inc.	8,900	176
	National Western Life Insurance Co. Class A	780	170
	Meadowbrook Insurance Group, Inc.	30,000	159
	Commerce Bancshares, Inc.	4,000	159
*,^	Avatar Holding, Inc.	5,100	154
	City Bank Lynnwood (WA)	17,659	152

	Vornado Realty Trust REIT	1,700	150
	First Bancorp (NC)	11,400	144
	Allied Capital Corp.	10,100	140
	First Place Financial Corp.	14,700	138
^	Corus Bankshares Inc.	33,200	138
*	United America Indemnity, Ltd.	10,182	136
	Suffolk Bancorp	4,500	132
	Equity Residential REIT	3,300	126
	Ramco-Gershenson Properties Trust REIT	6,000	123
*	Encore Capital Group, Inc.	12,500	110
	Baldwin & Lyons, Inc. Class B	6,200	108
	Corporate Office Properties Trust, Inc. REIT	2,700	93
	Boston Properties, Inc. REIT	1,000	90
	American Equity Investment Life Holding Co.	9,030	74
	Public Storage, Inc. REIT	900	73
^	Alesco Financial, Inc. REIT	30,500	61
	BOK Financial Corp.	1,100	59
*	Hilltop Holdings Inc.	5,430	56
	Horizon Financial Corp.	7,200	45
*	First Regional Bancorp	7,900	44
	Preferred Bank	7,600	39
	The Hanover Insurance Group Inc.	924	39
	WSFS Financial Corp.	800	36
	Associated Estates Realty Corp. REIT	2,800	30
	Imperial Capital Bancorp Inc.	4,700	27
	Kimco Realty Corp. REIT	700	24
	Mainsource Financial Group, Inc.	1,515	23
	Berkshire Hills Bancorp, Inc.	776	18
	Integra Bank Corp.	1,233	10
*	Penson Worldwide, Inc.	800	10
	Santander BanCorp	900	10
	Boston Private Financial Holdings, Inc.	1,440	8
*	Community Bancorp	1,100	6
*	Ocwen Financial Corp.	900	4
			162,338
Health Care (7.7%)
	Pfizer Inc.	1,359,250	23,746
	Johnson & Johnson	169,040	10,876
*	Boston Scientific Corp.	367,760	4,520
	Wyeth	66,630	3,196
	Merck & Co., Inc.	59,901	2,258
*	Amgen, Inc.	46,300	2,183
*	Invitrogen Corp.	51,066	2,005
*	King Pharmaceuticals, Inc.	159,630	1,671
	Eli Lilly & Co.	25,600	1,182
*	Kindred Healthcare, Inc.	38,693	1,113
	Covidien Ltd.	17,290	828
*	Thermo Fisher Scientific, Inc.	13,900	775
	AmerisourceBergen Corp.	17,000	680
	Cardinal Health, Inc.	12,400	640
	McKesson Corp.	11,200	626
*	Apria Healthcare Group Inc.	31,000	601
	Universal Health Services Class B	9,100	575
*	CONMED Corp.	21,505	571
*	WellPoint Inc.	11,577	552
*	Express Scripts Inc.	8,500	533
*	DaVita, Inc.	9,400	499
	Aetna Inc.	12,000	486
	UnitedHealth Group Inc.	16,600	436
*	Biogen Idec Inc.	7,000	391
	Invacare Corp.	17,722	362
*	RehabCare Group, Inc.	17,600	282

*	Kinetic Concepts, Inc.	6,880	275
*	Cross Country Healthcare, Inc.	16,400	236
*	LifePoint Hospitals, Inc.	8,100	229
*	Albany Molecular Research, Inc.	14,489	192
	PerkinElmer, Inc.	5,990	167
*	ViroPharma Inc.	7,700	85
*	Emergent BioSolutions Inc.	5,800	58
*	American Dental Partners, Inc.	600	7
			62,836
Industrials (10.9%)
	General Electric Co.	958,680	25,587
	L-3 Communications Holdings, Inc.	71,600	6,506
	Ingersoll-Rand Co.	149,800	5,607
	SPX Corp.	35,900	4,729
	Honeywell International Inc.	71,000	3,570
*	Allied Waste Industries, Inc.	225,800	2,850
	Ryder System, Inc.	36,800	2,535
	Cummins Inc.	38,000	2,490
	The Timken Co.	69,000	2,273
	General Dynamics Corp.	25,200	2,122
*	Terex Corp.	36,800	1,890
*	United Rentals, Inc.	95,200	1,867
*	GrafTech International Ltd.	54,100	1,452
*	EMCOR Group, Inc.	47,100	1,344
	Crane Co.	34,728	1,338
	Deere & Co.	18,000	1,298
	Manpower Inc.	18,600	1,083
	Lennox International Inc.	37,345	1,082
	Waste Management, Inc.	24,900	939
	Genco Shipping and Trading Ltd.	13,660	891
	IKON Office Solutions, Inc.	75,700	854
	Mueller Industries Inc.	25,950	836
	Raytheon Co.	13,600	765
	Deluxe Corp.	41,400	738
*	Perini Corp.	21,300	704
*	TBS International Ltd.	16,400	655
	United Technologies Corp.	10,500	648
*	EnPro Industries, Inc.	15,820	591
	CSX Corp.	9,400	590
*	AGCO Corp.	11,200	587
*	Tecumseh Products Co. Class A	17,800	583
	Skywest, Inc.	45,500	576
	FedEx Corp.	7,300	575
	Parker Hannifin Corp.	8,000	571
*	Alliant Techsystems, Inc.	5,400	549
*	NCI Building Systems, Inc.	13,700	503
	Illinois Tool Works, Inc.	9,700	461
*	Esterline Technologies Corp.	9,270	457
	Dover Corp.	8,900	430
	Acuity Brands, Inc.	8,890	427
	Armstrong Worldwide Industries, Inc.	13,654	399
	Arkansas Best Corp.	10,000	366
	Comfort Systems USA, Inc.	26,720	359
	Northrop Grumman Corp.	5,300	355
	Granite Construction Co.	11,130	351
	Seaboard Corp.	219	340
*	First Advantage Corp. Class A	19,900	315
*	Rush Enterprises, Inc. Class A	25,650	308
	NACCO Industries, Inc. Class A	4,080	303
	Kelly Services, Inc. Class A	14,500	280
	Union Pacific Corp.	3,700	279
	Trinity Industries, Inc.	7,900	274
	Pentair, Inc.	6,900	242
	Pacer International, Inc.	8,845	190
*	Volt Information Sciences Inc.	11,800	141
*	Columbus McKinnon Corp.	5,500	132
	Regal-Beloit Corp.	2,909	123
*	Spherion Corp.	24,200	112

*	LECG Corp.	12,615	110
*	Saia, Inc.	9,900	108
*	Park-Ohio Holdings Corp.	7,200	106
*	MPS Group, Inc.	9,188	98
	Tyco International, Ltd.	2,200	88
*	GeoEye Inc.	4,800	85
	Flowserve Corp.	600	82
	CDI Corp.	3,090	79
*	Kforce Inc.	6,448	55
	Norfolk Southern Corp.	690	43
	Steelcase Inc.	3,500	35
	Preformed Line Products Co.	654	26
	Insteel Industries, Inc.	980	18
*	Hudson Highland Group, Inc.	1,602	17
	Viad Corp.	540	14
*	Mastec Inc.	1,220	13
	Kennametal, Inc.	250	8
	Gibraltar Industries Inc.	490	8
*	Superior Essex Inc.	8	—
			89,415
Information Technology (5.6%)
	International Business Machines Corp.	87,200	10,336
*	Symantec Corp.	293,347	5,676
*	Computer Sciences Corp.	100,700	4,717
*	Western Digital Corp.	110,400	3,812
*	Sun Microsystems, Inc.	142,075	1,546
*	Avnet, Inc.	53,700	1,465
*	Skyworks Solutions, Inc.	143,800	1,419
	Tyco Electronics Ltd.	32,900	1,179
*	Cadence Design Systems, Inc.	100,140	1,011
*	EarthLink, Inc.	112,084	970
*	Vishay Intertechnology, Inc.	107,389	953
*	Hewitt Associates, Inc.	24,680	946
	Seagate Technology	38,400	735
*	Integrated Device Technology Inc.	65,180	648
	CA, Inc.	27,600	637
*	Tekelec	41,540	611
*	Lexmark International, Inc.	17,300	578
*	Brocade Communications Systems, Inc.	68,100	561
*	Compuware Corp.	53,600	511
*	Cymer, Inc.	16,400	441
	MAXIMUS, Inc.	12,248	427
*	Mentor Graphics Corp.	26,470	418
*	Fairchild Semiconductor International, Inc.	34,030	399
	Intersil Corp.	16,000	389
*	JDA Software Group, Inc.	20,900	378
*	OmniVision Technologies, Inc.	29,600	358
	United Online, Inc.	35,400	355
*	QLogic Corp.	23,300	340
	Motorola, Inc.	46,300	340
	Intel Corp.	14,600	314
	Black Box Corp.	11,013	299
*	Ciber, Inc.	44,673	277
	Microsoft Corp.	9,100	250
	Western Union Co.	10,000	247
*	CMGI, Inc.	22,234	236
*	Gerber Scientific, Inc.	20,400	232
*	Novell, Inc.	39,400	232
*	Ness Technologies Inc.	17,980	182
*	CSG Systems International, Inc.	15,906	175
*	Zygo Corp.	16,900	166
	Hewlett-Packard Co.	3,600	159
*	TriQuint Semiconductor, Inc.	24,222	147
*	Measurement Specialties, Inc.	7,800	137
	MTS Systems Corp.	3,443	124
*	IXYS Corp.	10,121	121
*	Amkor Technology, Inc.	11,300	118
*	Tech Data Corp.	3,300	112
*	Convergys Corp.	7,410	110
*	PMC Sierra Inc.	13,140	101
*	Digi International, Inc.	11,360	89
*	SAIC, Inc.	3,000	62
*	EMC Corp.	4,200	62

*	Multi-Fineline Electronix, Inc.	2,000	55
	CTS Corp.	4,754	48
	QAD Inc.	280	2
			46,213
Materials (5.3%)
	CF Industries Holdings, Inc.	46,500	7,105
*	The Mosaic Co.	48,700	7,047
	Freeport-McMoRan Copper & Gold, Inc. Class B	55,500	6,504
	Reliance Steel & Aluminum Co.	53,700	4,140
	Celanese Corp. Series A	63,237	2,887
	E.I. du Pont de Nemours & Co.	56,900	2,440
	Dow Chemical Co.	69,200	2,416
*	Owens-Illinois, Inc.	49,433	2,061
	Alcoa Inc.	54,530	1,942
	Nucor Corp.	16,200	1,210
	Eastman Chemical Co.	10,900	751
	FMC Corp.	8,700	674
	Olin Corp.	25,000	654
	Olympic Steel, Inc.	7,800	592
*	Buckeye Technology, Inc.	65,941	558
*	OM Group, Inc.	15,600	512
	PPG Industries, Inc.	6,800	390
	RPM International, Inc.	18,600	383
	Innospec, Inc.	20,200	380
	Innophos Holdings Inc.	8,800	281
	Stepan Co.	6,000	274
	Koppers Holdings, Inc.	2,700	113
	A.M. Castle & Co.	929	27
	Steel Dynamics, Inc.	600	23
	Lubrizol Corp.	400	19
	Schnitzer Steel Industries, Inc. Class A	3	—
			43,383
Telecommunication Services (6.3%)
	Verizon Communications Inc.	623,602	22,075
	AT&T Inc.	599,410	20,194
	Embarq Corp.	97,100	4,590
	CenturyTel, Inc.	70,400	2,506
*	Premiere Global Services, Inc.	58,800	857
	Sprint Nextel Corp.	70,100	666
	Telephone & Data Systems, Inc.	12,200	577
	Qwest Communications International Inc.	16,600	65
			51,530
Utilities (5.7%)
	PG&E Corp.	184,200	7,311
	Xcel Energy, Inc.	252,669	5,071
	MDU Resources Group, Inc.	138,900	4,842
	Edison International	90,493	4,650
	Pepco Holdings, Inc.	127,552	3,272
	Alliant Energy Corp.	92,400	3,166
	Dominion Resources, Inc.	50,800	2,412
	Exelon Corp.	22,700	2,042
*	NRG Energy, Inc.	35,410	1,519
	Pinnacle West Capital Corp.	37,790	1,163
	American Electric Power Co., Inc.	28,400	1,143
	Duke Energy Corp.	59,800	1,039
	Southern Co.	29,700	1,037
	Ameren Corp.	21,100	891
	UniSource Energy Corp.	28,600	887
	Wisconsin Energy Corp.	16,700	755
	Entergy Corp.	6,000	723
	SCANA Corp.	19,500	722
	FPL Group, Inc.	10,500	689
	WGL Holdings Inc.	18,200	632
	Sierra Pacific Resources	42,200	536
	Portland General Electric Co.	21,700	489
*	Reliant Energy, Inc.	16,220	345
	FirstEnergy Corp.	4,000	329
	NSTAR	9,700	328
*	El Paso Electric Co.	7,340	145
	NorthWestern Corp.	5,010	127
	CMS Energy Corp.	8,500	127
	Atmos Energy Corp.	3,200	88

	DTE Energy Co.	800	34
			46,514
Total Common Stocks (Cost $830,994)			794,768
Temporary Cash Investments (3.6%)
Money Market Fund (3.3%)
1	Vanguard Market Liquidity Fund, 2.405%	26,971,516	26,972
		Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligation (0.3%)
2,3	Federal National Mortgage Assn., 2.037%, 8/18/08	2,200	2,193
Total Temporary Cash Investments (Cost $29,166)			29,165
Total Investments (100.4%) (Cost $860,160)			823,933
Other Assets and Liabilities-Net (-0.4%)			(3,436)
Net Assets (100%)			820,497

*			Non-income-producing security.
^			Part of security position is on loan to broker-dealers.
1			Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2			Securities with a value of $2,193,000 have been segregated as initial margin for open futures contracts.
3			The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At June 30, 2008, the cost of investment securities for tax purposes was $860,160,000. Net unrealized depreciation of investment securities for tax purposes was $36,227,000, consisting of unrealized gains of $93,641,000 on securities that had risen in value since their purchase and $129,868,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.6% and 0.8%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At June 30, 2008, the aggregate settlement value of open futures contracts expiring in September 2008 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index	6	384	(9)
S&P 500 Index	70	22,419	(1,332)
Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Vanguard Capital Value Fund

Schedule of Investments

As of June 30, 2008

		Shares	Market Value ($000)
Common Stocks (100.3%)
Consumer Discretionary (11.6%)
	Comcast Corp. Class A	570,600	10,824
	Staples, Inc.	316,300	7,512
*	Kohl's Corp.	178,000	7,127
*	Viacom Inc. Class B	179,300	5,476
	Time Warner, Inc.	307,600	4,552
*,1	Buck Holdings, LP, Private Placement Shares	4,130,622	4,131
*	Ford Motor Co.	828,923	3,987
*	XM Satellite Radio Holdings, Inc.	460,918	3,614
	Lowe's Cos., Inc.	97,400	2,021
*	R.H. Donnelley Corp.	479,587	1,439
			50,683
Consumer Staples (3.7%)
	Japan Tobacco, Inc.	1,092	4,657
	Chaoda Modern Agriculture Holdings Ltd.	2,772,900	3,508
*	Marine Harvest	3,161,000	2,315
	SuperValu Inc.	72,200	2,230
*	Cosan Ltd.	154,300	1,952
	Pilgrim's Pride Corp.	125,900	1,636
			16,298
Energy (12.0%)
	OAO Gazprom-Sponsored ADR	311,300	17,983
	Marathon Oil Corp.	165,800	8,600
	Hess Corp.	63,000	7,950
	Cameco Corp.	162,400	6,962
	Chesapeake Energy Corp.	51,900	3,423
	EnCana Corp.	25,710	2,338
	Canadian Natural Resources Ltd.	22,800	2,286
	Reliance Industries Ltd. GDR	12,515	1,229
*,2	Brasil Ecodiesel ADR	326,000	840
*	Brasil Ecodiesel Industria e Comercia de Biocombustiveis e Oleos Vegetais SA	269,300	694
			52,305
Financials (20.3%)
	Invesco, Ltd.	321,534	7,710
	Capital One Financial Corp.	193,100	7,340
	Fannie Mae	357,300	6,971
*	UBS AG (New York Shares)	313,644	6,480
1	National City Corp. 0.00% Cvt. Pfd. Private Placement	67	6,392
	Lehman Brothers Holdings, Inc.	313,100	6,202
	Citigroup, Inc.	346,600	5,809
*,2	Solar Cayman Ltd. Private Placement	370,800	5,673
	Discover Financial Services	410,000	5,399
	Bank of America Corp.	197,600	4,717
	The Goldman Sachs Group, Inc.	24,100	4,215
	Sovereign Bancorp, Inc.	500,000	3,680
	American International Group, Inc.	108,800	2,879
	Freddie Mac	155,000	2,542
	Washington Mutual Inc. Private Placement	442,539	2,182
	Huntington Bancshares Inc.	377,101	2,176
	State Street Corp.	33,800	2,163
*	PHH Corp.	139,100	2,135
	PennantPark Investment Corp.	199,300	1,437
	CIT Group Inc.	200,300	1,364
	Washington Mutual, Inc.	192,300	948
			88,414
Health Care (18.4%)
	Wyeth	310,500	14,892
*	Elan Corp. PLC ADR	375,200	13,338
	Schering-Plough Corp.	446,100	8,784
	UnitedHealth Group Inc.	287,000	7,534
*,1	Impax Laboratories, Inc.	829,200	6,634
	Eisai Co., Ltd.	133,200	4,705
	Medtronic, Inc.	90,000	4,658
	Eli Lilly & Co.	87,800	4,053

*	Genentech, Inc.	52,100	3,954
	Daiichi Sankyo Co., Ltd.	87,100	2,399
	Sanofi-Aventis ADR	70,800	2,353
*	Vertex Pharmaceuticals, Inc.	68,600	2,296
	AstraZeneca Group PLC	53,100	2,258
*	Alkermes, Inc.	177,600	2,195
			80,053
Industrials (12.5%)
*	Northwest Airlines Corp.	1,770,700	11,793
	General Electric Co.	290,200	7,745
*	Delta Air Lines Inc.	1,169,600	6,667
	FedEx Corp.	56,900	4,483
	Lockheed Martin Corp.	44,200	4,361
	United Parcel Service, Inc.	68,200	4,192
*	Suntech Power Holdings Co., Ltd. ADR	108,800	4,075
*	Siemens AG	29,700	3,271
	Waste Management, Inc.	82,200	3,100
*	Monster Worldwide Inc.	127,800	2,634
*	US Airways Group Inc.	911,124	2,278
			54,599
Information Technology (15.8%)
	Microsoft Corp.	324,400	8,924
*	Cisco Systems, Inc.	371,700	8,646
*	Google Inc.	12,600	6,633
	QUALCOMM Inc.	141,500	6,278
	Maxim Integrated Products, Inc.	257,500	5,433
	Applied Materials, Inc.	237,500	4,534
*	Electronic Arts Inc.	102,000	4,532
	Intel Corp.	204,700	4,397
*	NetApp, Inc.	196,900	4,265
*	Flextronics International Ltd.	450,700	4,237
	Western Union Co.	136,800	3,382
*	LAM Research Corp.	81,100	2,932
*	Varian Semiconductor Equipment Associates, Inc.	70,400	2,451
*	Infineon Technologies AG	231,100	1,971
			68,615
Materials (4.5%)
	Alcoa Inc.	122,600	4,367
	Arcelor Mittal Class A New York Registered Shares	39,600	3,923
	Freeport-McMoRan Copper & Gold, Inc. Class B	27,600	3,234
	Makhteshim-Agan Industries Ltd.	338,420	3,148
	International Paper Co.	85,300	1,988
*	Smurfit-Stone Container Corp.	411,112	1,673
	Rexam PLC	156,458	1,202
			19,535
Telecommunication Services (1.5%)
*	MetroPCS Communications Inc.	363,800	6,443

Total Common Stocks (Cost $508,700)			436,945

		Face Amount ($000)	Market Value ($000)
Temporary Cash Investment (6.4%)
Repurchase Agreement (6.4%)
	Deutsche Bank Securities, Inc. 2.700%, 7/1/08 (Dated 6/30/08, Repurchase Value $ 27,802,000, collateralized by Federal Home Loan Mortgage Corp. 4.500%-7.000%, 6/1/21-2/1/38) (Cost $27,800)	27,800	27,800
Total Investments (106.7%) (Cost $536,500)			464,745
Other Assets and Liabilities-Net (-6.7%)			(29,074)
Net Assets (100%)			435,671
*	Non-income-producing security.
1	Restricted securities totaling $17,157,000, representing 3.9% of net assets.
2

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the aggregate value of these securities was $6,513,000, representing 1.5% of net assets.

ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

At June 30, 2008, the cost of investment securities for tax purposes was $536,500,000. Net unrealized depreciation of investment securities for tax purposes was $71,755,000, consisting of unrealized gains of $12,253,000 on securities that had risen in value since their purchase and $84,008,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MALVERN FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MALVERN FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	August 19, 2008

VANGUARD MALVERN FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	August 19, 2008

*By Power of Attorney, Filed on January 18, 2008, See File Number 2-29601. Incorporated by Reference.